Share-Based Payments (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	5 years 4 months 24 days	1 year 8 months 12 days
Expected volatility	55.00%	55.00%
Risk-free interest rate	2.04%	0.54%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	5 years 10 months 24 days	5 years 10 months 24 days
Expected volatility	85.00%	70.00%
Risk-free interest rate	2.29%	1.35%